UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ]  is a restatement
                                    [  ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:    Westport Advisers LLC
Address: 253 Riverside Avenue
         Westport, CT  06880

13F File Number: 028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ronald H. Oliver
Title:   Managing Director
Phone:   203-227-3601

Signature, Place, and Date of Signing:

         Ronald H. Oliver   Westport, Connecticut   February 6, 2013
         ----------------   ---------------------   ----------------

Report Type (Check only one):

[x]      13F Holdings Report
[ ]      13F Notice
[ ]      13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   67

Form 13F Information Table Value Total (x$1,000):   $ 953,314

List of Included Managers:

        Andrew J. Knuth     Westport Advisers, LLC
        Edmund H. Nicklin   Westport Advisers LLC

List of Other Included Managers:

        No.     13F File Number        Name

           COLUMN 1             COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
------------------------------  --------  ---------  -----------  ----------------------  ----------  -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   ---------------------
        NAME OF ISSUER           CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
------------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- --------- ------ ----
Abbott Laboratories             COM       002824100        5,895       90,000  SH         Sole                    90,000
Air Products & Chemicals, Inc.  COM       009158106       12,603      150,000  SH         Sole                   150,000
Albemarle Corp.                 COM       012653101        7,908      127,300  SH         Sole                   127,300
American Eagle Outfitters, Inc  COM       02553E106        9,229      450,000  SH         Sole                   450,000
Amphenol Corp.                  COM       032095101       13,024      201,300  SH         Sole                   201,300
Anadarko Petroleum Corp.        COM       032511107       14,862      200,000  SH         Sole                   200,000
Arthur J. Gallagher & Company   COM       363576109       13,979      403,424  SH         Sole                   403,424
Banner Corporation              COM       06652V208        4,862      158,213  SH         Sole                   158,213
Big Lots, Inc.                  COM       089302103       23,327      819,642  SH         Sole                   819,642
Brown & Brown, Inc.             COM       115236101       19,815      778,261  SH         Sole                   778,261
CA, Inc.                        COM       12673P105       10,003      455,089  SH         Sole                   455,089
CACI International, Inc.        COM       127190304       12,156      220,900  SH         Sole                   220,900
CVS Caremark Corp.              COM       126650100        9,288      192,090  SH         Sole                   192,090
Carter's Inc.                   COM       146229109        4,537       81,533  SH         Sole                    81,533
Charles River Laboratories Int  COM       159864107        5,808      155,000  SH         Sole                   155,000
Check Point Software Technolog  COM       M22465104       17,389      365,000  SH         Sole                   365,000
Checkpoint Systems, Inc.        COM       162825103        7,187      669,150  SH         Sole                   669,150
Chicago Bridge & Iron Company   COM       167250109        8,417      181,600  SH         Sole                   181,600
Copart, Inc.                    COM       217204106        5,018      170,100  SH         Sole                   170,100
Core Laboratories N.V.          COM       N22717107        4,372       40,000  SH         Sole                    40,000
Cullen/Frost Bankers, Inc.      COM       229899109        3,799       70,000  SH         Sole                    70,000
Darden Restaurants, Inc.        COM       237194105       14,054      311,826  SH         Sole                   311,826
DeVry, Inc.                     COM       251893103       18,984      800,000  SH         Sole                   800,000
Dr. Pepper Snapple Group, Inc.  COM       26138E109       13,254      300,000  SH         Sole                   300,000
EOG Resources, Inc.             COM       26875P101       20,836      172,500  SH         Sole                   172,500
Entergy Corp.                   COM       29364G103        5,897       92,500  SH         Sole                    92,500
FEI Company                     COM       30241L109       34,656      624,772  SH         Sole                   624,772
FMC Corp.                       COM       302491303       21,067      360,000  SH         Sole                   360,000
FedEx Corp.                     COM       31428X106        7,796       85,000  SH         Sole                    85,000
Forest Oil Corp.                COM       346091705        7,356    1,099,595  SH         Sole                 1,099,595
General Communication, Inc. -   COM       369385109        2,638      275,053  SH         Sole                   275,053
IPG Photonics Corp.             COM       44980X109       27,033      405,600  SH         Sole                   405,600
International Rectifier Corp.   COM       460254105        2,132      120,246  SH         Sole                   120,246
Interpublic Group of Companies  COM       460690100       10,207      926,192  SH         Sole                   926,192
John Wiley & Sons, Inc. - Clas  COM       968223206        4,465      114,694  SH         Sole                   114,694
Laboratory Corporation of Amer  COM       50540R409       12,993      150,000  SH         Sole                   150,000
Lender Processing Services, In  COM       52602E102       14,662      595,545  SH         Sole                   595,545
Lone Pine Resources, Inc.       COM       54222A106          305      248,027  SH         Sole                   248,027
MSC Industrial Direct Company   COM       553530106       12,626      167,500  SH         Sole                   167,500
MasterCard, Inc. - Class A      COM       57636Q104       12,282       25,000  SH         Sole                    25,000
McCormick & Company, Inc.       COM       579780206       15,899      250,260  SH         Sole                   250,260
Nordson Corp.                   COM       655663102       10,949      173,464  SH         Sole                   173,464
Orient Express Hotels Ltd. - C  COM       G67743107        9,432      806,827  SH         Sole                   806,827
PTC Inc.                        COM       69370C100       23,248    1,032,804  SH         Sole                 1,032,804
Pall Corp.                      COM       696429307       16,421      272,500  SH         Sole                   272,500
Plains Exploration & Productio  COM       726505100       33,397      711,477  SH         Sole                   711,477
Praxair, Inc.                   COM       74005P104       13,462      123,000  SH         Sole                   123,000
Precision Castparts Corp.       COM       740189105       67,476      356,223  SH         Sole                   356,223
QLogic Corp.                    COM       747277101        5,128      527,016  SH         Sole                   527,016
Republic Services, Inc.         COM       760759100       12,172      415,000  SH         Sole                   415,000
Rofin-Sinar Technologies, Inc.  COM       775043102        6,102      281,458  SH         Sole                   281,458
Rogers Corp.                    COM       775133101       11,717      235,953  SH         Sole                   235,953
Ross Stores, Inc.               COM       778296103       12,441      230,000  SH         Sole                   230,000
Saks, Inc.                      COM       79377w108        9,591      912,600  SH         Sole                   912,600
State Street Corp.              COM       857477103        5,054      107,500  SH         Sole                   107,500
Stone Energy Corp.              COM       861642106        6,680      325,541  SH         Sole                   325,541
SunTrust Banks, Inc.            COM       867914103          283       10,000  SH         Sole                    10,000
Synopsys, Inc.                  COM       871607107       47,782    1,500,904  SH         Sole                 1,500,904
Teradata Corp.                  COM       88076W103       12,885      208,190  SH         Sole                   208,190
Texas Instruments, Inc.         COM       882508104        3,335      107,964  SH         Sole                   107,964
Trimble Navigation Limited      COM       896239100       14,347      240,000  SH         Sole                   240,000
United Rentals, Inc.            COM       911363109       17,070      374,997  SH         Sole                   374,997
Universal Health Services, Inc  COM       913903100       56,773    1,174,213  SH         Sole                 1,174,213
Varian Medical Systems, Inc.    COM       92220P105       20,018      285,000  SH         Sole                   285,000
W.W. Grainger, Inc.             COM       384802104       14,166       70,000  SH         Sole                    70,000
WSFS Financial Corp.            COM       929328102        2,051       48,546  SH         Sole                    48,546
Willis Group Holdings plc       COM       G96666105       48,713    1,452,820  SH         Sole                 1,452,820